INVENTORIES	9 Months Ended
Sep. 30, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 4       -     INVENTORIES

	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Raw materials	$15,227	$21,452	$14,815
Work in process	145	-	191
Finished goods	19,630	26,832	16,882
Total inventories	$35,002	$48,284	$31,888